Risk and sensitivity analysis - Eastspring and central operations (Details) - Jackson - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Risk and sensitivity analysis
Economic interest	9.20%	18.40%
Available-for-sale
Risk and sensitivity analysis
Financial assets, fair value	$ 266	$ 683	$ 266	$ 683
Portfolio value risk | Available-for-sale
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%	20.00%	20.00%
Net effect on shareholders' equity, decrease in assumption	$ (53)	$ (137)	$ (53)	$ (137)
Net effect on other comprehensive income, decrease in assumption			$ (53)	$ (137)